APPENDIX I	                UNITED STATES               OMB APPROVAL
                 SECURITIES AND EXCHANGE COMMISSION    OMB Number  3235-045
                       Washington, D.C. 20549          Expires: August 31, 2000
                                                       Estimated average burden
                                                       hours per response     1

                              FORM 24F-2
                     Annual Notice of Securities Sold
                         Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form

1.  Name and address of issuer: MML Series Investment Fund
                                1295 State Street
                                Springfield, MA 01111-0001

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of
    the issuer, check the box but do not list series or classes):      [X]

3.  Investment Company Act File Number:  811-2224

    Securities Act File Number:  2-39334

4(a). Last day of fiscal year for which this Form is filed: December 31, 1998

4(b).  [ ]  Check box if this form is being filed late (i.e. more than 90 days after the end of the issuer's fiscal year).
            (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  [ ]  Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the
          fiscal year pursuant to section 24f:                $12,425,970.40

    (ii)  Aggregate price of shares redeemed or
          repurchased during the fiscal year:          $18,122,043.31

   (iii)  Aggregate price of shares redeemed or
          repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $ 2,601,560.92

    (iv)  Total available redemption credits
          [add Items 5(ii) and 5(iii)]:                       -$20,723,604.23

     (v)  Net sales-if Item 5(i) is greater than Item 5(iv)
          [Subtract Item (iv) from Item 5(i)]:                      $     0


    (vi)  Redemption credits available for use in      $(8,297,633.83)
           future years --if Item 5(i) is less than
           Item 5(iv)[subtract Item 5(iv) from Item 5(i)]:

   (vii)  Multiplier for determining registration fee
          (See Instruction C.9):                            x  .000278

  (viii)  Registration fee due [multiply Item 5(v)
          by Item 5(vii)] (enter "0" if no fee is due):    =$        0

6.  Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount
of securities (number of shares or other units) deducted here:         .
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future
fiscal years, then state the number here:                 .

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                   +$    0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                   =$    0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


                  Method of Delivery:

                     [ ]  Wire Transfer

                     [ ]  Mail or other means




SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


By (Signature and Title)*	      /s/Mark B. Ackerman
                                   Mark B. Ackerman
                                   Treasurer

Date  March 16, 1999


* Please print the name and title of the signing officer below the signature.